Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Putnam ETF Trust
Entity Central Index Key	0001845809
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Franklin California Municipal Income ETF
Shareholder Report [Line Items]
Fund Name	Franklin California Municipal Income ETF
Class Name	Franklin California Municipal Income ETF
Trading Symbol	FTCA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin California Municipal Income ETF (previously known as Putnam California Tax Exempt Income Fund) for the period October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin California Municipal Income ETF	$26	0.52%
[1],[2]
Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%
Net Assets	$ 586,438,876
Holdings Count | $ / shares	279
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$586,438,876
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	279
Portfolio Turnover Rate	8%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of March 31, 2026) Portfolio Composition* (% of Total Investments)	[3]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
†	Annualized.

[3]
*	Does not include derivatives, except purchased options, if any.